Derivative Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Balance			$ 2,852	$ 2,852	$ 807	$ 2,852	$ 2,852
Issuance of warrants as derivative liabilities					2,734		3,928
Change in fair value	440	820	2,703	3,523	(1,100)	3,963
Balance					$ 2,441		$ 807